Investments - Available-for-Sale Equity Securities - Listed and Unlisted (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets available for sale	€ 69,730	€ 82,912
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets available for sale	3,983	4,024
Equity securities [member] | Listed [Member]
Disclosure of financial assets [line items]
Financial assets available for sale	3,518	3,539
Equity securities [member] | Unlisted [Member]
Disclosure of financial assets [line items]
Financial assets available for sale	€ 465	€ 485